Document and Entity Information	Jun. 30, 2023
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001640428
Document Type	8-K/A
Document Period End Date	Jun. 30, 2023
Entity Registrant Name	EverQuote, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38549
Entity Tax Identification Number	26-3101161
Entity Address, Address Line One	210 Broadway
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	(855)
Local Phone Number	522-3444
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.001 par value per share
Trading Symbol	EVER
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Current Report”) amends the Current Report on Form 8-K filed by EverQuote, Inc. (the “Company”) with the Securities and Exchange Commission (the “SEC”) on July 6, 2023 (the “Original Report”) and is being filed in order to amend and supplement the Company’s disclosure under Item 2.05 of the Original Report regarding estimated write-downs and charges it may incur. The Original Report otherwise remains unchanged.